Summary of material accounting policy information	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Summary of material accounting policy information

3	Summary of material accounting policy information

The accounting practices are presented in the respective notes for a better understanding of the recognition and measurement basis applied in the preparation of the financial statements.

3.1	Consolidation

The consolidated financial statements comprise the financial statements of the Company and its subsidiaries as of December 31, 2025. The Company controls an entity when (i) it has power over the investee; (ii) it is exposed or is entitled to the variable returns arising from its involvement with the investee; and (iii) it has the ability to use this power to influence its returns.

When the Company does not hold the majority of the voting rights in an investee, it will have power over the investee when the voting rights are sufficient to effectively enable it to conduct the relevant activities of the investee unilaterally.

The financial statements of the subsidiary are included in the consolidated financial statements from the date on which the Company obtains control until the date on which this control ceases to exist. The revenues and expenses of a subsidiary acquired or disposed of during the year are included in the income statement from the date on which the Company obtains control until the date on which the Company ceases to control the subsidiary.

All intra-group balances, revenues and expenses and unrealized gains and losses arising from intra-group transactions were eliminated. The other comprehensive income of the subsidiaries, when applicable, will be recorded directly in the Company's equity under "other comprehensive income".

For details of the consolidation basis, as well as the Company's percentage interest in its subsidiaries, see Note 12.

3.2	Foreign currency balance translation

(a)	Functional currency and presentation currency

Items included in the financial statements are measured using the currency of the primary economic environment in which the entity operates (“functional currency”). The functional currency of SABESP and the presentation currency of the financial statements is the Brazilian real. Each group entity determines its own functional currency, and in those whose functional currencies are different from the real, the financial statements are translated into the real on the reporting date.

(b)	Foreign currency translation

Transactions in foreign currency are initially recorded at the exchange rate of the functional currency in effect at the date of the transaction. Monetary assets and liabilities denominated in foreign currency are translated using the closing exchange rate at the reporting date.

Foreign exchange gains and losses resulting from the settlement of these transactions and the translation of monetary assets and liabilities denominated in foreign currency are recognized in the income statement, except for borrowings and financing that are related to property, plant and equipment or intangible assets in progress, and foreign exchange losses are recognized against the asset itself while it is in progress, as described in the accounting policy of Note 17.